Share-based Compensation Share-based Compensation - Restricted Stock Activity (Details) shares in Thousands	9 Months Ended
Dec. 31, 2019 $ / shares shares
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of awards, beginning balance (in shares) | shares	0
Number of awards granted (in shares) | shares	2,854
Number of awards vested (in shares) | shares	(494)
Number of awards forfeited | shares	(45)
Number of awards, ending balance (in shares) | shares	2,315
Weighted average grant date fair value (USD per share) | $ / shares	$ 0
Weighted average grant date fair value, granted (dollars per share) | $ / shares	16.00
Weighted average grant date fair value, vested (USD per share | $ / shares	16.00
Weighted average grant date fair value, forfeited (dollars per share) | $ / shares	16.00
Weighted average grant date fair value (USD per share) | $ / shares	$ 16.00
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of awards, beginning balance (in shares) | shares	0
Number of awards granted (in shares) | shares	3,636
Number of awards vested (in shares) | shares	(393)
Number of awards forfeited | shares	(29)
Number of awards, ending balance (in shares) | shares	3,214
Weighted average grant date fair value (USD per share) | $ / shares	$ 0
Weighted average grant date fair value, granted (dollars per share) | $ / shares	16.16
Weighted average grant date fair value, vested (USD per share | $ / shares	16.00
Weighted average grant date fair value, forfeited (dollars per share) | $ / shares	16.39
Weighted average grant date fair value (USD per share) | $ / shares	$ 16.18